UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012
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Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Children's Investment Fund Management (UK) LLP
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Address:   7 Clifford Street
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           London W1S 2FT
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          United Kingdom
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Form 13F File Number:      028-11900
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Angus Milne
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Title:     Head of Compliance
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Phone:     +44 20 7440 2330
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Signature, Place, and Date of Signing:

         /s/ Angus Milne          London, United Kingdom   August 14, 2012
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
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Form 13F Information Table Entry Total:              4
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Form 13F Information Table Value Total:           $1,520,704
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------------------------- -------------- --------- --------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------------------- -------------- --------- --------- ---------- --- ---- ---------- -------- ---------- ------ ----
DISNEY WALT CO              COM DISNEY     254687106   370,218  7,633,362 SH       SOLE                 7,633,362
NEWS CORP                   CL A           65248E104 1,129,410 50,668,927 SH       SOLE                50,668,927
ROYAL BK SCOTLAND GROUP PLC SPON ADR SER H 780097879       611     27,914 SH       SOLE                    27,914
UNION PAC CORP              COM            907818108    20,465    171,528 SH       SOLE                   171,528